Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Universal Biosensors, Inc.

Schedule ii — Valuation and Qualifying Accounts

(for the years ended December 31, 2009, 2010 and 2011)

		Additions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at end of Period
	A$	A$	A$	A$	A$
Year ended December 31, 2009
Deferred income tax valuation allowance	10,601,120	2,998,487	—	(1,899,796)	11,699,811
Year ended December 31, 2010
Deferred income tax valuation allowance	11,699,811	1,896,668	372,305	—	13,968,784
Year ended December 31, 2011
Deferred income tax valuation allowance	13,968,784	4,357,503	30,161	—	18,356,448